WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 61.4%
FHLMC - 13.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-8/1/52	$10,860,515	$9,522,943
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-2/1/51	3,265,198	2,778,928
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	19,864,153	16,051,063
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	9,580,017	7,379,789
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	420,955	390,666
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	297,159	288,669
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	89,396	88,641
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	942,837	949,705
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	360,885	341,702	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.097%	2/1/50	464,919	438,438	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.005%	11/1/48	1,694,483	1,572,326	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	6,138,757	5,618,920
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	1,759	1,709
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	9/1/46-4/1/49	790,158	741,077
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	16,673,321	14,144,687

Total FHLMC				60,309,263

FNMA - 29.5%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	1,700,000	1,593,546
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	79,343	79,591
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	8,936	9,056
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	11,233,261	9,917,099

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	$1,172,927	$952,675	(a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-1/1/52	11,643,710	10,057,703
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-9/1/61	16,433,499	13,215,658
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-8/1/50	6,079,039	5,553,510
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-10/1/46	5,704,425	5,558,674
Federal National Mortgage Association (FNMA)	4.500%	2/1/48-1/1/59	12,423,542	11,645,051
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-3/1/52	16,280,863	12,542,350
Federal National Mortgage Association (FNMA)	6.500%	11/1/52-1/1/53	738,062	747,415
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	3,000,000	2,282,578	(b)
Federal National Mortgage Association (FNMA)	2.500%	10/1/53	12,900,000	10,240,865	(b)
Federal National Mortgage Association (FNMA)	3.500%	10/1/53	1,500,000	1,290,117	(b)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	6,100,000	5,431,383	(b)
Federal National Mortgage Association (FNMA)	4.500%	10/1/53	3,400,000	3,121,891	(b)
Federal National Mortgage Association (FNMA)	5.000%	10/1/53	5,400,000	5,094,984	(b)
Federal National Mortgage Association (FNMA)	5.500%	10/1/53	15,300,000	14,786,613	(b)
Federal National Mortgage Association (FNMA)	6.000%	10/1/53	11,100,000	10,955,180	(b)
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	8,100,000	8,137,336	(b)

Total FNMA				133,213,275

GNMA - 18.6%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	2,952	2,950
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	48,836	48,872

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	6.000%	11/15/32	$215,355	$214,169
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	347,953	338,053
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	576,086	498,396
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	2,175,119	1,949,421
Government National Mortgage Association (GNMA)	4.000%	3/15/50	63,824	58,182
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/52	5,724,364	5,078,603
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-3/20/52	14,000,483	11,980,359
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-8/20/50	5,059,891	4,628,927
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	3,294,244	3,069,021
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-1/20/53	1,672,842	1,608,446
Government National Mortgage Association (GNMA) II	5.500%	12/20/48-6/20/49	4,794,311	4,738,517
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-8/20/52	9,629,700	7,886,693
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	336,201	257,773
Government National Mortgage Association (GNMA) II	2.000%	10/20/53	3,500,000	2,767,598	(b)
Government National Mortgage Association (GNMA) II	2.500%	10/20/53	700,000	572,222	(b)
Government National Mortgage Association (GNMA) II	3.000%	10/20/53	3,600,000	3,051,563	(b)
Government National Mortgage Association (GNMA) II	3.500%	10/20/53	2,400,000	2,102,438	(b)
Government National Mortgage Association (GNMA) II	4.000%	10/20/53	2,400,000	2,162,531	(b)
Government National Mortgage Association (GNMA) II	4.500%	10/20/53	4,600,000	4,249,789	(b)
Government National Mortgage Association (GNMA) II	5.000%	10/20/53	9,300,000	8,813,203	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.500%	10/20/53	$3,400,000	$3,299,594	(b)
Government National Mortgage Association (GNMA) II	6.000%	10/20/53	8,000,000	7,927,500	(b)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	5,100,000	5,129,086	(b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.778%)	6.924%	6/20/60	1,632,203	1,653,297	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.077%)	6.350%	8/20/58	13,625	13,603	(a)

Total GNMA				84,100,806

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $305,609,748)				277,623,344

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 50.5%
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.639%	7/20/46	72,518	57,461	(a)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.322%	10/15/38	670,000	608,140	(a)(d)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.525%	11/17/38	710,916	696,589	(a)(d)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.818%	8/10/45	1,828,406	397,678	(a)(d)
BANK, 2021-BN32 XA, IO	0.884%	4/15/54	6,078,054	238,015	(a)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,222,962
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.252%	8/15/57	10,019,967	436,088	(a)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,199,508
Benchmark Mortgage Trust, 2020-IG3 C	3.391%	9/15/48	2,000,000	941,469	(a)(d)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.213%	4/15/54	16,788,963	922,520	(a)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. Term SOFR + 2.197%)	7.529%	7/15/35	2,250,000	2,160,320	(a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.266%	7/15/25	1,070,000	958,847	(a)(d)
BPR Trust, 2021-TY C (1 mo. Term SOFR + 1.814%)	7.147%	9/15/38	1,060,000	991,860	(a)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.589%	10/15/36	1,070,000	1,003,892	(a)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	125,268	124,611
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	1,894,103	(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,472,000	1,346,525	(a)(d)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
CSMC Trust, 2017-RPL1 B1	2.962%	7/25/57	$4,076,582	$2,477,515	(a)(d)
CSMC Trust, 2017-RPL1 B2	2.962%	7/25/57	4,676,961	2,451,463	(a)(d)
CSMC Trust, 2017-RPL1 B3	2.962%	7/25/57	3,976,476	1,562,500	(a)(d)
CSMC Trust, 2017-RPL1 B4	2.962%	7/25/57	4,035,892	734,234	(a)(d)
CSMC Trust, 2017-RPL3 B3	4.477%	8/1/57	2,783,572	2,551,117	(a)(d)
CSMC Trust, 2022-NWPT A (1 mo. Term SOFR + 3.143%)	8.475%	9/9/24	1,750,000	1,767,262	(a)(d)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,034,129	(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.112%	5/25/65	3,570,000	3,235,117	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.075%	2/25/48	51,049,810	71,914	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.575%	2/25/48	2,298,930	1,440,261	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.575%	2/25/48	2,291,956	870,189	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,300,000	133,476	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.813%	4/25/30	994,244	82,264	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.427%	6/25/30	995,756	68,263	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.528%	7/25/30	993,483	71,853	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.608%	8/25/31	9,996,500	316,518	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.407%	2/25/32	34,193,468	736,924	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	17,089,796	357,163	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	66,426,765	1,622,487	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	20,086,471	410,869	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.867%	3/25/28	$6,181,360	$142,101	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.636%	1/25/34	39,897,421	1,344,415	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.629%	5/25/35	4,340,362	509,422	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,948,171	562,994	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	14,685,199	477,875	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	338,836	344,333
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	43,907	42,351
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.722%	5/15/29	16,452	393	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 30 Day Average SOFR + 6.026%)	0.712%	1/15/37	26,681	1,324	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 30 Day Average SOFR + 6.886%)	1.572%	12/15/37	234,452	18,494	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.522%	10/15/41	211,431	14,547	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 30 Day Average SOFR + 5.786%)	0.472%	12/15/41	1,450,273	93,928	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	112,288	3,866
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,061,701	810,267
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	357,483	11,379

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	$1,568,553	$153,887
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,624,612	434,201
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,067,581	74,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,559,467	146,252
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	1,302,969	74,858
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.822%	9/15/42	519,124	34,556	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,342,375	2,507,872
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	1,931,900
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	263,769	7,629
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	213	0	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.722%	8/15/47	1,135,793	114,266	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	402,409	27,028
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.772%	7/15/48	1,192,483	124,852	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	305,517	259,448
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,457,590	275,388
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	0.622%	5/15/49	1,624,863	148,891	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.621%	10/25/49	2,921,021	273,936	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,331,434	2,152,096

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	0.621%	3/25/50	$1,558,342	$137,994	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,628,144	1,944,215
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,280,340	336,421
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	11,737,046	1,831,210
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	5,921,926	739,330
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,026,561	869,385
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	141,353	24,445
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,140,891	372,911
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	669,887	105,835
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,598,301	628,701
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,394,236	519,897
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	17,683,265	2,822,870
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	8,110,434	952,549
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,465,854	301,606
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	8,000,189	1,067,236
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	7,599,477	1,016,200
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	981,924	140,475
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	5,312,255	718,079
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	2,877,676
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	2,753,479

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	$1,054,184	$928,681
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	1,910,182
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,392,219	395,983	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.285%	9/25/55	7,778,301	883,288	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	50,085,452	221,227	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,819,695	660,517	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.263%	8/25/56	16,396,313	1,767,141	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	312,196,613	1,381,470	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.522%	9/15/43	1,083,687	89,829	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,535,586	1,929,619
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	248,356	12,309	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (30 Day Average SOFR + 10.614%)	15.929%	10/25/28	2,378,758	2,692,034	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (30 Day Average SOFR + 10.114%)	15.429%	7/25/29	2,517,500	2,807,745	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.119%	9/25/47	1,813,836	1,227,344	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)
Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.179%	5/25/43	$4,917,785	$5,683,968	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.679%	1/25/29	4,596,043	5,217,845	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	14.679%	4/25/29	3,743,244	4,186,276	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	10.815%	12/25/41	500,000	498,657	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.187%	6/25/29	14,841,593	651,070	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.872%	1/25/29	6,741,217	480,680	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.538%	4/25/32	40,569,009	1,058,015	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.703%	1/25/37	5,401,171	486,831	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.333%	12/25/32	18,663,169	1,089,063	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	44,685	7,036
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	242,027	231,040
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.697%	8/25/39	247,185	240,122	(a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	656,014	643,830
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	240,390	40,799
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 30 Day Average SOFR + 6.446%)	1.131%	8/25/40	592,332	43,130	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	138,776	138,574
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.093%	1/25/38	224,871	263,203	(a)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 30 Day Average SOFR + 6.436%)	1.121%	12/25/40	$658,665	$7,145	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	40,222	40,511
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	156,037	164,331
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.171%	7/25/42	972,309	89,300	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	763,127	73,150
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	579,395	23,104
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	1,127,623	39,606
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	151,870	157,601
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,229,757	1,228,273
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	651,205	29,937	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	0.000%	8/25/44	1,191,547	46,595	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	0.000%	8/25/44	927,965	47,415	(a)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	222,091	187,857
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	5,282,200	767,704
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,433,633	1,268,715
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	4,185,339	813,316
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,055,628	207,468
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,328,125	1,480,135
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.648%	7/25/49	3,712,937	297,903	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.621%	8/25/49	$1,897,113	$209,670	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.621%	8/25/49	2,055,683	196,237	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.571%	10/25/49	1,223,563	110,682	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.571%	10/25/49	1,796,058	157,988	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.571%	10/25/49	3,642,121	352,015	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.521%	5/25/50	1,555,626	130,083	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,173,811	627,383
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,704,871	202,373
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,390,477	303,745
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	151,118	24,372
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,984,290	292,191
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,041,474	156,500
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,534,662	786,069
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	8,435,988	1,085,667
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,512,599	757,755
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	2,879,779	363,172
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	811,758	113,217

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	$5,716,167	$839,923
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	972,822	135,468
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	12,247,639	1,940,374
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,081,350	670,059
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	2,108,255	307,962
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,733,245	4,464,944
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	904,327	831,297
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	526,581	80,177
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	41,515	6,426
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	52,018	9,541
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	38,754	6,739
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,402,004	238,572
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	28,984	6,318
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	21,802	3,758
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	233,804	39,609
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,655,840	434,918
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	6,210,939	1,044,882
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. Term SOFR + 0.414%)	5.745%	8/16/34	346,154	344,713	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.755%	10/16/34	342,932	11,755	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	0.811%	4/20/37	$2,084,047	$60,692	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.486%)	1.161%	7/20/37	347,846	21,455	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	6.589%	11/20/59	157,807	157,854	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.655%	11/16/34	735,888	14,343	(a)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.041%	4/20/40	3,997	370	(a)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. Term SOFR + 5.886%)	0.555%	5/16/40	254,901	9,349	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.211%	1/20/40	1,229	6	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.123%	2/20/60	737,613	734,107	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	17,606	239
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.000%	5/20/41	997,406	58,928	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	745,238	736,901
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,547,248	25	(a)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.655%	11/16/41	774,110	60,536	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. Term SOFR + 6.536%)	1.211%	2/20/41	265,626	15,441	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	807,161	398	(a)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	$1,955,335	$137,754
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.976%	9/16/51	2,074,282	37,577	(a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.012%	2/16/46	2,228,162	48,258	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	832,677	177,096
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.449%	6/16/55	3,033,122	41,118	(a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	1,026,512	25,256	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.655%	4/16/44	2,342,903	174,367	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.155%	6/16/44	923,884	52,932	(a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.761%	8/20/44	509,670	45,992	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,985,330	380,995
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.611%	4/20/46	1,590,383	141,293	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.642%	8/16/58	2,755,104	74,127	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	3,531,075
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.705%	2/16/47	2,323,721	174,678	(a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	8,067,387	279,047	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,498,879	742,322
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.592%	7/16/58	509,634	14,456	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,430,364	49,813	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	$953,315	$879,990
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	0.811%	9/20/48	1,440,960	108,081	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.761%	10/20/48	2,175,833	170,412	(a)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	642,909	567,771
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. Term SOFR + 3.176%)	0.000%	7/20/49	15,718,636	193,371	(a)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.711%	7/20/47	895,305	82,117	(a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.661%	3/20/50	5,474,650	599,204	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	497,203	85,092
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	209,938	35,011
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,196,660	216,727
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,252,663	212,421
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	4,710,307	258,415	(a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	6,358,050	865,205
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,309,634	315,643
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	4,655,918	631,120
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	153,485	21,006
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,905,666	809,036
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	230,407	32,788

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	$622,100	$82,805
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,180,717	127,612
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,958,538	656,672
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	5.414%	1/20/70	998,909	992,615	(a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.026%	4/1/70	7,104,691	217,354	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.531%	7/20/70	48,635	47,371	(a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.000%	7/20/70	508,186	492,368	(a)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	746,061	729,720
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,158,869	849,633
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,964,414	2,183,892
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	1,121,816	1,074,197
Government National Mortgage Association (GNMA), 2021-216 NI, IO	3.000%	12/20/51	4,299,572	665,898
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,740,024	800,422
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. Term SOFR + 6.186%)	0.861%	12/20/50	21,877,937	1,307,108	(a)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	730,304	121,574
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,614,870	269,606	(a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	4,516,562	271,329	(a)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,614,377	657,700

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	$7,977,331	$1,092,196
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	5,067,219	694,866
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.911%	11/16/63	2,335,172	157,580	(a)
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,854,772	754,694	(a)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,034,512
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,469,608
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,949,175	4,162,612
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	353,140	(a)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,899,851	2,073,087
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,999,897	122,884	(a)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. Term SOFR + 6.614%)	11.947%	9/15/31	4,450,678	869,327	(a)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.497%)	9.829%	11/15/32	1,070,000	1,050,891	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.397%	10/15/36	360,000	343,469	(a)(d)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,758,541
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.260%	5/10/52	43,297,375	1,725,716	(a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.243%	5/12/53	16,937,783	954,393	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.834%	4/25/36	1,022,258	835,159	(a)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. Term SOFR + 0.814%)	6.134%	3/25/35	70,978	67,294	(a)
Impac CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.934%	5/25/37	194,352	181,172	(a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	345,719
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.561%	2/15/51	16,864	15,132	(a)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	$2,873,012	$2,556,406	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.625%	6/13/52	15,630,981	860,448	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.614%)	9.946%	12/15/36	2,018,000	201,939	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.114%)	12.446%	12/15/36	2,106,000	100,180	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,530,000	1,806,395	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.504%)	8.837%	6/15/38	360,000	299,043	(a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,288,560	1,217,689	(d)(f)(g)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.644%	4/25/46	242,221	212,274	(a)
Med Trust, 2021-MDLN F (1 mo. Term SOFR + 4.114%)	9.446%	11/15/38	3,542,996	3,376,949	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	497,439	125,684	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	39,657	19,622	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	5.574%	6/25/36	29,455	6,089	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. Term SOFR + 0.374%)	4.249%	7/26/45	19,234	19,195	(a)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,097,000	1,634,599	(a)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.929%	3/25/50	4,500,000	4,479,856	(a)(d)
Multifamily Trust, 2016-1 B	0.681%	4/25/46	642,771	642,542	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,950,000	1,269,513	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	1,135,142	(a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	459,161	425,383	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. Term SOFR + 5.364%)	10.684%	5/25/55	1,157,000	1,158,059	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. Term SOFR + 0.494%)	0.476%	9/25/46	$56,299	$50,903	(a)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.931%	10/15/36	459,431	448,080	(a)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.182%	5/30/25	984,984	984,771	(a)(d)
PRKCM Trust, 2023-AFC1 A3	7.304%	2/25/58	2,651,084	2,654,283	(d)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	6,468,185	6,461,536	(d)
Starwood Retail Property Trust, 2014-STAR C	8.500%	11/15/27	2,324,000	241,115	(a)(d)
Starwood Retail Property Trust, 2014-STAR D	8.500%	11/15/27	650,000	26,000	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.794%	7/25/46	70,006	57,058	(a)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. Term SOFR + 0.464%)	5.784%	6/25/35	137,633	125,645	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. Term SOFR + 2.414%)	7.742%	11/11/34	2,223,670	2,166,801	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. Term SOFR + 3.594%)	8.922%	11/11/34	4,836,179	4,683,387	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. Term SOFR + 4.367%)	9.695%	11/11/34	3,602,427	3,474,882	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.825%	6/25/33	17,562	17,290	(a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,173,804
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.657%	4/15/54	12,401,914	944,832	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $270,934,400)				228,349,084

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 9.5%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	278,967	(d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,200,000	2,751,651	(d)
Avis Budget Rental Car Funding AESOP LLC, 2023-8A C	7.340%	2/20/30	3,700,000	3,717,365	(d)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,260,000	1,238,017	(d)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	554,217	511,892	(d)

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	$1,500,000	$1,285,998	(d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	455,757	454,168	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	1,863	1,327	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.094%	7/25/36	67,247	65,826	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.531%	8/9/24	4,625,000	4,501,909	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	2,788,945	2,708,484	(d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	947,763	(d)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,756,137	(d)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,836,192	1,515,558	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	833,534	685,365	(d)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	3,815,436	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	5.704%	5/25/36	2,450	2,443	(a)(d)
Renew, 2023-1A A	5.900%	11/20/58	1,710,239	1,598,042	(d)
SBA Small Business Investment Cos., 2023-10B 1	5.688%	9/10/33	2,060,000	2,066,565
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	1,611,266	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	837,068	(d)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,683,002	(d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	4,683,733	3,926,263	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	318,459	(d)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,469,931	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,786,741	1,515,327	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.649%	2/25/36	1,356,251	28,869	(a)(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	897,952	774,897	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $60,885,721)				43,067,995

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	21

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.4%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Two Harbors Investment Corp., Senior Notes (Cost - $1,462,895)	6.250%	1/15/26	$1,600,000	$1,480,000

TOTAL INVESTMENTS - 121.8% (Cost - $638,892,764)				550,520,423
Liabilities in Excess of Other Assets - (21.8)%				(98,444,546)

TOTAL NET ASSETS - 100.0%				$452,075,877

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $102,964,401.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (g) Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
IBOR	— Interbank Offered Rate
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

22	Western Asset Mortgage Total Return Fund 2023 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	212	12/23	$42,956,867	$42,974,719	$17,852
U.S. Treasury 5-Year Notes	965	12/23	102,328,161	101,671,802	(656,359)
U.S. Treasury Long-Term Bonds	385	12/23	46,030,306	43,805,781	(2,224,525)

					(2,863,032)

Contracts to Sell:
3-Month SOFR	95	12/24	22,673,926	22,583,875	90,051
3-Month SOFR	100	3/25	23,996,040	23,852,500	143,540
U.S. Treasury 10-Year Notes	343	12/23	37,471,611	37,065,438	406,173
U.S. Treasury Ultra 10-Year Notes	119	12/23	13,613,839	13,275,938	337,901

					977,665

Net unrealized depreciation on open futures contracts					$(1,885,367)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2023 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

24

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

25

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$277,623,344	—	$277,623,344
Collateralized Mortgage Obligations	—	227,131,395	$1,217,689	228,349,084
Asset-Backed Securities	—	43,067,995	—	43,067,995
Convertible Bonds & Notes	—	1,480,000	—	1,480,000

Total Investments	—	$549,302,734	$1,217,689	$550,520,423

Other Financial Instruments:
Futures Contracts††	$995,517	—	—	$995,517

Total	$995,517	$549,302,734	$1,217,689	$551,515,940

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,880,884	—	—	$2,880,884

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

26

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$65,513,729	65,513,729	$65,513,729	65,513,729

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$28,679	—	—

27